UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22164

PSP Family of Funds

(Exact name of registrant as specified in charter)

1345 Avenue of Americas,  3rd  Floor

New York, NY 10105

(Address of principal executive offices)

(Zip code)

Sean McCooey

1345 Avenue of Americas,  3rd  Floor

New York, NY 10105

(Name and address of agent for service)

Registrant's telephone number, including area code: 855-318-2804

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).  The name of the issuer of the portfolio security;

(b).  The exchange ticker symbol of the portfolio security;

(c).  The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).  The shareholder meeting date;

(e).  A brief identification of the matter voted on;

(f).  Whether the matter was proposed by the issuer or by a security holder;

(g).  Whether the Registrant cast its vote on the matter;

(h).  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).  Whether the Registrant cast its vote for or against management.

PSP Multi-Manager Fund

ACTIVISION BLIZZARD

Ticker Symbol:ATVI	Cusip Number:00507V-109
Record Date: 4/7/2015	Meeting Date: 6/3/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1-1.8	Election of Directors: Robert J Corti, Brian G Kelly, Robert A Kotick, Barry Meyer, Robert J Morgado, Peter Nolan, Richard Sarnoff, Elaine Wynn	For	Issuer	For	With
2	Advisory approval of Executive comp	For	Issuer	For	With
3	Ratify appointment of PWC as Accounting firm for FY2015	For	Issuer	For	With

ALLIANCE ONE INTERNATIONAL

Ticker Symbol:AOI	Cusip Number:018772-103
Record Date: 4/16/2015	Meeting Date: 5/24/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Approve amendments to AOI, Authorize BOD to select and file amendment to affect one reverse stock split	For	Issuer	For	With
2	Authorize adjorment of additional meeting if not enough proxy votes	For	Issuer	For	With

AMERICAN CAPITAL, LTD

Ticker Symbol:ACAS	Cusip Number:02503Y-103
Record Date: 3/3/2015	Meeting Date: 4/24/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A,B,C,D,E,F,G,H,I	Election of Directors: Mary C Baskin, Neil M Hahl, Philip R Harper, Stan LUndine, Kristen L Manos, Susan K Nestegard, Kenneth D Peterson, Alvin N Puryear, Malon Wilkus	For	Issuer	For/Against	With/Against
2	Approval of the American Capital LTD Employee cash incentive plan	For	Issuer	For/Against	With/Against
3	Ratification of the Appointment of Ernst & Young LLP To serve as Independdent Public Accountant for year ending 12/31/2015	For	Issuer	For	With

ANN INC

Ticker Symbol:ANN	Cusip Number:035623-107
Record Date: 3/25/2015	Meeting Date: 5/20/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-E	Election of Directors: James J Burke Jr., Ronald W Hovsepian, Linda Huett, Kay Krill, Stacey Rauch,	For	Issuer	For	With
2	Approve None-binding advisory vote company's executive compensation	For	Issuer	For	With
3	ratify appointment of deloitte and touche, llp for FY 2015	For	Issuer	For	With

ASSURED GUARANTY LTD

Ticker Symbol:AGO	Cusip Number:G0585R-106
Record Date: 3/9/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	ratify appointment of PWC 2015	For	Issuer	For	With
4	Auth company to vote for ratification of PWC as AG RE's independent auditor	For	Issuer	For	With

BIOMARIN PHARMACEUTICAL INC

Ticker Symbol:BMRN	Cusip Number:09061G-101
Record Date: 4/10/2015	Meeting Date: 6/9/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Directors	For	Issuer	For	With
2	Approve amendment to 2006 share incentive plan	For	Issuer	For	With
3	Approve Executive compensation	For	Issuer	For	With
4	ratify selection of KPMG as accounting firm for FY 2015	For	Issuer	For	With
5	Stockholder Proposal relating to sustainability reporting	Against	Stockholder	Against	With

DILLARDS INC.

Ticker Symbol:DDS	Cusip Number:254067-101
Record Date: 3/20/2015	Meeting Date: 5/16/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-D	Election of Directors: Frank R Mori, Reynie Rutledge, JC Watts Jr., Nick White	For	Issuer	For	With
2	Ratify appointment of KPMG as accounting firm for FY 2015	For	Issuer	For	With
3	Approve amendment to 2005 non employee director restricted stock plan	For	Issuer	For	With
4	Stockholder proposal regarding sustainability reporting	Against	Stockholder	Against	With

DOW CHEMICAL CO

Ticker Symbol:DOW	Cusip Number:260543-103
Record Date: 3/16/2015	Meeting Date: 5/14/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-M	Election of Directors	For	Issuer	For	With
2	Ratify appointment of independent registered Acctg firm	For	Issuer	For	With
3	Resolution to approve Exec Comp	For	Issuer	For	With
4	Stochkolder proposal to limit accelerated exec pay	Against	Stockholder	For/Against	With/Against

FALCK RENEWABLES SPA

Ticker Symbol:FKR	Cusip Number:7315440
Record Date: 3/31/2015	Meeting Date: 4/29/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-3	Abstained	Issuer	For	With

FIDELITY NATIONAL FINANCIAL

Ticker Symbol:FNF	Cusip Number:31620R-303
Record Date: 4/27/2015	Meeting Date: 6/17/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of resolution on compensation paid to executives	For	Issuer	For	With
3	Ratification of KPMG as accounting firm for FY2015	For	Issuer	For	With
4	Stockholder Proposal of Proxy Access	Against	Stockholder	Against	With

HESS CORPORATION

Ticker Symbol:HES	Cusip Number:42B09H-107
Record Date: 3/19/2015	Meeting Date: 5/6/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-J	Election of Directors	For	Issuer	For	With
2	Executive Compensation	For	Issuer	For	With
3	Ratification of E&Y	For	Issuer	For	With
4	Approval of 2008 Amended Restated Long-term incentive plan	For	Issuer	For	With
5	Stockholder Recommending proxy access	Against	Stockholder	For/Against	With/Against
6	scenario analysis regarding carbon asset risk	Against	Stockholder	For/Against	With/Against

IAC / INTERACTIVE CORP

Ticker Symbol:IAC	Cusip Number:44919P-508
Record Date: 4/29/2015	Meeting Date: 6/24/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of appointment of E&Y for FY 2015	For	Issuer	For	With

INTESA SANPAOLO SPA

Ticker Symbol:ISP:IM	Cusip Number:4076836
Record Date: 3/31/2015	Meeting Date: 6/27/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-2D	Abstained	Issuer	For	With

JC PENNEY COMPANY

Ticker Symbol:JCP	Cusip Number:708160-106
Record Date: 3/16/2015	Meeting Date: 5/15/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1 A-K	Election of Directors, Colleen C Barrett, Marvin R Ellison, Thomas J Engibous, B Craig OWens, Leonard H roberts, Stephen I. Sadove, Javier G Teruel, R. Gerald Turner, Ronald W Tysoe, Myron E Ullman III, Mary Beth West	For	Issuer	For	With
2	Ratify appointment of KPMG as Independent Auditor for FYE 1/30/2016	For	Issuer	For	With
3	Executive Compensation	For	Issuer	For	With

MAG SILVER CORP

Ticker Symbol:MVG	Cusip Number:55903Q-104
Record Date: 5/15/2015	Meeting Date: 6/22/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	set the # of directors at 8	For	Issuer	For	With
2	Election of Directors	For	Issuer	For	With
3	Appoint Deloitte as auditors of corp for the ensuing year and to authorize the directors to fix their remuneration	For	Issuer	For	With
4	To approve certain amendments to the deferred share unit plan as further described in the accompanying management information circular	For	Issuer	For	With

MEDIASET SPA

Ticker Symbol:BIT:MS	Cusip Number:5077946
Record Date: 4/20/2015	Meeting Date: 4/29/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-5	Abstained	Issuer	For	With

MUTUIONLINE SPA

Ticker Symbol:MOLH	Cusip Number:B1Y6V63
Record Date: 4/15/2015	Meeting Date: 4/27/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
O.1 - E.1	Abstained	Issuer	For	With

PFIZER INC

Ticker Symbol:PFE	Cusip Number:717081-103
Record Date: 2/25/2015	Meeting Date: 4/23/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A,B,C,D,E,F,G,H,I,J K	Election of Directors: Dennis A Ausiello, W. Don ?Cornwell, Frances D Fergusson, Helen H Hobbs, James M Kilts, Shatanu Narayen, Suzanne Nora Johnson, Ian C Read, Stephen W Sanger, James C Smith, Marc Tessier-Lavigne,	For	Issuer	For/Against	With/Against
2	Ratify the election of KPMF LLP as independent registered public accounting firm for 2015	For	Issuer	For/Against	With/Against
3	Advisory Approval of Executive Compensation	For	Issuer	For/Against	With/Against
4	Shareholder Proposal Regarding Report on Lobbying Activities	Against	Issuer	For/Against	With/Against

TOOTSIE ROLL INDUSTRIES, INC

Ticker Symbol:TR	Cusip Number:890516-107
Record Date: 3/11/2015	Meeting Date: 5/4/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	#Director: Ellen Gordon, Lana Jane Lewis-Brent, Barre A Seibert, Paula M Wardynski	For	Issuer	For	With
2	Ratify the appointment of PWC as independent registered pubic accounting firm for 2015	For	Issuer	For	With
3	Shareholder Proposal relating to reporting on environmental and social matters	Against	Stockholder	For/Against	With/Against

XXL ASA

Ticker Symbol:XXL:NO	Cusip Number:BQZHXB9
Record Date: 12/20/2014	Meeting Date: 12/31/2014
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1-12	Abstained	Issuer	For	With

ZOETIS INC

Ticker Symbol:ZTS	Cusip Number:98978V-103
Record Date: 3/6/2015	Meeting Date: 5/1/2015
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1.1,2,3	Election of Director	For	Issuer	For	With
2	Say On Pay - Advisory vote on approval of Executive Comp	For	Issuer	For	With
3	Proposal to Ratify KPMG as Independent public accounting firm for 2015	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PSP Family of Funds

By /s/Sean McCooey

* Sean McCooey

President

Date: August 12, 2015

*Print the name and title of each signing officer under his or her signature.